Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Property, Plant and Equipment
Beginning balance			$ 115,147	$ 113,106
Ending balance	$ 6,873		134,001	115,147	$ 113,106
Amount payable to suppliers for property, plant and equipment			2,278	3,784	289
Gross carrying amount
Property, Plant and Equipment
Beginning balance			203,847	196,741	188,260
Additions			33,184	21,453	18,659
Additions from business acquisitions			6,955	86	488
Changes in the fair value of past acquisitions			(51)	58	59
Transfer (to)/from assets classified as held for sale			107	(56)	(449)
Effects of changes in foreign exchange rates			(6,677)	(4,136)	(5,158)
Effects on the recognition of inflation effects			5,250	2,990	1,824
Ending balance			236,775	203,847	196,741
Gross carrying amount | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					(1,835)
Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(5,626)	(13,401)	(6,005)
Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(88,700)	(83,635)	(73,747)
Depreciation for the year			(18,339)	(16,333)	(16,378)
Transfer (to)/from assets classified as held for sale			89	(38)	(282)
Disposals			5,037	10,956	4,800
Effects of changes in foreign exchange rates			2,555	2,114	1,768
Effects on the recognition of inflation effects			3,416	1,764	1,070
Ending balance			(102,774)	(88,700)	(83,635)
Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					1,274
Land
Property, Plant and Equipment
Beginning balance			10,113	9,922
Ending balance			10,651	10,113	9,922
Land | Gross carrying amount
Property, Plant and Equipment
Beginning balance			10,113	9,922	9,682
Additions			447	303	241
Additions from business acquisitions			201		158
Transfer of completed projects in progress			159	3	4
Effects of changes in foreign exchange rates			(458)	(162)	(238)
Effects on the recognition of inflation effects			222	140	88
Ending balance			10,651	10,113	9,922
Land | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(33)	(93)	(13)
Buildings
Property, Plant and Equipment
Beginning balance			19,688	19,612
Ending balance			21,486	19,688	19,612
Buildings | Gross carrying amount
Property, Plant and Equipment
Beginning balance			28,109	27,255	26,794
Additions			774	484	616
Additions from business acquisitions			1,268
Transfer of completed projects in progress			1,571	768	809
Effects of changes in foreign exchange rates			(1,167)	(657)	(1,135)
Effects on the recognition of inflation effects			735	464	293
Ending balance			31,030	28,109	27,255
Buildings | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(259)	(205)	(122)
Buildings | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(8,421)	(7,643)	(6,898)
Depreciation for the year			(1,393)	(870)	(828)
Disposals			217	80	38
Effects of changes in foreign exchange rates			298	151	127
Effects on the recognition of inflation effects			244	139	82
Ending balance			(9,544)	(8,421)	(7,643)
Machinery and Equipment
Property, Plant and Equipment
Beginning balance			43,822	43,616
Ending balance			51,755	43,822	43,616
Machinery and Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			90,084	86,726	82,646
Additions			8,239	5,263	5,277
Additions from business acquisitions			4,478	86	200
Changes in the fair value of past acquisitions			(68)	55	59
Transfer of completed projects in progress			4,794	4,997	3,471
Transfer (to)/from assets classified as held for sale			107	(60)	(449)
Effects of changes in foreign exchange rates			(1,955)	(1,487)	(2,233)
Effects on the recognition of inflation effects			2,903	1,580	990
Ending balance			105,004	90,084	86,726
Machinery and Equipment | Gross carrying amount | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					(775)
Machinery and Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(3,362)	(7,196)	(3,358)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(46,262)	(43,110)	(37,873)
Depreciation for the year			(9,107)	(8,344)	(8,390)
Transfer (to)/from assets classified as held for sale			89	(38)	(282)
Disposals			3,319	5,312	2,707
Effects of changes in foreign exchange rates			745	864	698
Effects on the recognition of inflation effects			2,034	946	595
Ending balance			(53,249)	(46,262)	(43,110)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					625
Refrigeration Equipment
Property, Plant and Equipment
Beginning balance			7,263	7,787
Ending balance			8,428	7,263	7,787
Refrigeration Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			16,563	16,949	17,301
Additions			939	115	137
Additions from business acquisitions			126
Transfer of completed projects in progress			2,485	1,351	1,192
Effects of changes in foreign exchange rates			(1,276)	(556)	(797)
Effects on the recognition of inflation effects			536	318	189
Ending balance			18,300	16,563	16,949
Refrigeration Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(1,072)	(1,614)	(1,073)
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(9,300)	(9,162)	(8,651)
Depreciation for the year			(2,015)	(1,795)	(1,832)
Disposals			936	1,493	989
Effects of changes in foreign exchange rates			860	372	464
Effects on the recognition of inflation effects			354	208	132
Ending balance			(9,873)	(9,300)	(9,162)
Returnable Bottles
Property, Plant and Equipment
Beginning balance			6,758	5,771
Ending balance			7,896	6,758	5,771
Returnable Bottles | Gross carrying amount
Property, Plant and Equipment
Beginning balance			19,432	17,923	16,152
Additions			4,124	3,655	2,613
Additions from business acquisitions			8
Transfer of completed projects in progress			645	31	57
Effects of changes in foreign exchange rates			(1,707)	(364)	(629)
Effects on the recognition of inflation effects			849	487	291
Ending balance			22,970	19,432	17,923
Returnable Bottles | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(381)	(2,300)	(561)
Returnable Bottles | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(12,674)	(12,152)	(10,091)
Depreciation for the year			(3,234)	(2,708)	(2,779)
Disposals			305	2,391	536
Effects of changes in foreign exchange rates			1,274	222	432
Effects on the recognition of inflation effects			745	427	250
Ending balance			(15,074)	(12,674)	(12,152)
Investments in Fixed Assets in Progress
Property, Plant and Equipment
Beginning balance			10,740	10,534
Ending balance			16,209	10,740	10,534
Investments in Fixed Assets in Progress | Gross carrying amount
Property, Plant and Equipment
Beginning balance			10,736	10,534	9,601
Additions			15,597	8,527	6,979
Additions from business acquisitions			699		3
Transfer of completed projects in progress			(9,954)	(7,384)	(5,644)
Effects of changes in foreign exchange rates			(589)	(752)	(339)
Effects on the recognition of inflation effects			7	1	(30)
Ending balance			16,204	10,736	10,534
Investments in Fixed Assets in Progress | Gross carrying amount | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					(24)
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(290)	(190)	(12)
Investments in Fixed Assets in Progress | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(4)
Disposals				4
Ending balance			(4)	(4)
Leasehold Improvements
Property, Plant and Equipment
Beginning balance			16,227	15,397
Ending balance			16,846	16,227	15,397
Leasehold Improvements | Gross carrying amount
Property, Plant and Equipment
Beginning balance			27,759	26,527	25,291
Additions			2,669	2,869	2,611
Additions from business acquisitions			175		46
Changes in the fair value of past acquisitions			36	3
Transfer of completed projects in progress			290	215	110
Transfer (to)/from assets classified as held for sale				8
Effects of changes in foreign exchange rates			641	(76)	310
Effects on the recognition of inflation effects				0	3
Ending balance			31,356	27,759	26,527
Leasehold Improvements | Gross carrying amount | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					(1,036)
Leasehold Improvements | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(214)	(1,771)	(808)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(11,532)	(11,130)	(9,738)
Depreciation for the year			(2,456)	(2,462)	(2,404)
Disposals			248	1,649	492
Effects of changes in foreign exchange rates			(766)	417	(123)
Effects on the recognition of inflation effects			5	6	6
Ending balance			(14,510)	(11,532)	(11,130)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment | Specialty's Caf & Bakery, Inc
Property, Plant and Equipment
Disposals					649
Other
Property, Plant and Equipment
Beginning balance			536	467
Ending balance			730	536	467
Other | Gross carrying amount
Property, Plant and Equipment
Beginning balance			1,051	905	793
Additions			397	237	185
Additions from business acquisitions					81
Changes in the fair value of past acquisitions			(18)
Transfer of completed projects in progress			10	19	1
Transfer (to)/from assets classified as held for sale				(4)
Effects of changes in foreign exchange rates			(165)	(82)	(97)
Effects on the recognition of inflation effects			(2)
Ending balance			1,259	1,051	905
Other | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(14)	(32)	(58)
Other | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(515)	(438)	(496)
Depreciation for the year			(134)	(154)	(145)
Disposals			12	27	38
Effects of changes in foreign exchange rates			144	88	170
Effects on the recognition of inflation effects			34	38	5
Ending balance			$ (528)	$ (515)	$ (438)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3